EXPENSES BY NATURE (Tables)	12 Months Ended
Dec. 31, 2024
EXPENSES BY NATURE
Schedule of expenses classified by nature

	2024	2023	2022
Depreciation and amortization	(3,126,247)	(3,047,212)	(2,866,699)
Labor expenses	(8,371,519)	(7,653,352)	(7,367,601)
Raw material and consumption material	(41,984,956)	(42,523,164)	(48,606,561)
Freight	(4,340,694)	(4,360,264)	(4,820,294)
Other expenses/income, net	(2,180,505)	(1,707,334)	(2,151,429)
	(60,003,921)	(59,291,326)	(65,812,584)
Classified as:
Cost of sales	(57,823,416)	(57,583,992)	(63,661,156)
Selling expenses	(762,560)	(716,195)	(733,026)
General and administrative expenses	(1,404,059)	(1,491,441)	(1,454,592)
Other operating income	306,426	1,033,506	246,313
Other operating expenses	(999,002)	(522,476)	(210,042)
Eletrobras compulsory loan recovery	100,860	—	—
Results in operations with joint ventures	808,367	—	—
Impairment of financial assets	(30,910)	(10,728)	(81)
Impairment of assets	(199,627)	—	—
	(60,003,921)	(59,291,326)	(65,812,584)